NATURE OF OPERATIONS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

As used herein, “Cryptyde” and the “Company” refer to Cryptyde, Inc. and subsidiaries and/or where applicable, its management, a Delaware corporation originally incorporated on September 21, 2021 (date of inception) under the laws of the State of Nevada. On March 9, 2022, the Company converted to a Delaware corporation pursuant to a plan of conversion entered into with Vinco Ventures, Inc. (“Vinco” or “Former Parent”). The Company is comprised of three main businesses, Forever 8 Inventory Cash Flow Solution, our Web3 Business, which includes the sale of BTC mining hardware, and our Packaging Business. Our Inventory Solution Business, Forever 8 Fund, LLC (“Forever 8”), a Delaware limited liability company focused on purchasing inventory for e-commerce retailers, which we acquired on October 1, 2022. Under the umbrella of our Web 3 Business, we intend to integrate blockchain technology into the existing consumer facing industries starting with the Forever 8 business. Our Packaging Business manufactures and sells custom packaging for a wide variety of products and through packaging helps customers generate brand awareness and promote brand image. Prior to the Separation (as defined below), the Company was 100% owned by the Former Parent. management, a Delaware corporation originally incorporated on September 21, 2021 (date of inception) under the laws of the State of Nevada. On March 9, 2022, the Company converted to a Delaware corporation pursuant to a plan of conversion entered into with the Former Parent. The Company is comprised of three main businesses, our Web3 Business, our Bitcoin Mining Services Business and our Packaging Business. Our Web3 Business consists mainly of Forever 8 Fund, LLC, a Delaware limited liability company focused on purchasing inventory for e-commerce retailers, which we acquired on October 1, 2022 (“Forever 8”). Under the umbrella of our Web 3 Business, we intend to integrate blockchain technology into the existing Forever 8 business and use decentralized blockchain technology in established consumer facing industries. Our Bitcoin Mining Services Business is focused on bringing Bitcoin mining to the consumer level by offering Bitcoin mining equipment and co-location services. Our Packaging Business manufactures and sells custom packaging for a wide variety of products and through packaging helps customers generate brand awareness and promote brand image. Prior to the Separation (as defined below), the Company was 100% owned by the Former Parent.

As of September 30, 2022, Cryptyde, Inc. had two wholly-owned subsidiaries: Ferguson Containers, Inc. and BlockHiro, LLC (“BH”). Ferguson Containers, Inc. owns 100% of Cryptyde Shared Services, LLC. Cryptyde owns 51% of CW Machines, LLC which is consolidated under the voting interest entity model. Under the voting interest entity model, control is presumed by the holder of a majority voting interest unless noncontrolling shareholders have substantive participating rights.

During 2021, the Former Parent announced it plans to spin-off (the “Separation”) certain of its businesses. The Former Parent has included Ferguson Containers as well as other subsidiaries of the Former Parent (the “Cryptyde Businesses”) as part of the spin-off. In anticipation of the Separation, the Former Parent contributed its assets and legal entities comprising the Cryptyde Businesses to facilitate the Separation. As a result of the Separation, the Company has become an independent, publicly traded company comprised of the Cryptyde Businesses on September 30, 2022.

On March 29, 2022, Ferguson Containers, Inc. ownership was assigned by the Former Parent to the Company. This transaction between entities under common control resulted in a change in reporting entity and required retrospective combination of the entities for all periods presented, as if the combination had been in effect since the inception of common control. Accordingly, the condensed consolidated financial statements of the Company reflect the accounting of the combined acquired subsidiaries at historical carrying values, except that equity reflects the equity of Cryptyde, Inc.

Basis of Presentation. The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All significant intercompany transactions and balances have been eliminated in consolidation. The Company’s accounting policies are described in the Notes to Consolidated Financial Statements of Ferguson Containers, Inc. and Cryptyde, Inc. in the Company’s Registration Statement on Form S-1 (Registration No. 333-264777), and updated as necessary in these Cryptyde, Inc. Notes to Condensed Consolidated Financial Statements. These statements include all adjustments (consisting only of normal recurring adjustments) which management believes necessary for a fair presentation of the statements and have been prepared on a consistent basis using the accounting policies described in the summary of accounting policies included in Note 2. All significant intercompany transactions and balances have been eliminated in consolidation. Certain information and note disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed, or omitted pursuant to such rules and regulations, although the Company believes that the accompanying disclosures are adequate to make the information presented not misleading. Operating results for the nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

1. NATURE OF OPERATIONS AND BASIS OF PRESENTATION

As used herein, “Cryptyde” and the “Company” refer to Cryptyde, Inc. and/or where applicable, its management, a Nevada corporation incorporated on September 21, 2021 (date of inception) under the laws of the State of Nevada. The Company sells mining equipment in the blockchain. The Company is 100% owned by Vinco Ventures, Inc. (“Vinco” or “Parent”).

As of December 31, 2021, Cryptyde, Inc. had one wholly-owned subsidiary: BlockHiro, LLC (“BH”). Cryptyde owns 51% of CW Machines, LLC which is consolidated under the voting interest entity model. Under the voting interest entity model, control is presumed by the holder of a majority voting interest unless noncontrolling shareholders have substantive participating rights.

During 2021, the Parent announced it plans to spin-off (the “Separation”) certain of its businesses. The Parent plans to include Cryptyde, Inc. as well as other subsidiaries of the Parent (the “Spin-Off Businesses”) as part of the spin-off. In anticipation of the Separation, the Parent has placed its assets and legal entities comprising the Spin-Off Businesses into or under to facilitate the Separation. As a result of the Separation, the Company will become an independent, publicly traded company comprised of the Spin-Off Businesses. The Separation is expected to be completed upon the distribution of the common stock of the Company to stockholders of the Parent in early 2022.

Basis of Presentation. The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). All significant intercompany transactions and balances have been eliminated in consolidation.